Share capital - Disclosure of Assumptions Used to Determine Share-based Compensation Costs (Details) - Employee Stock Option, USD	12 Months Ended
	Dec. 31, 2017 USD ($) year	Dec. 31, 2016 USD ($) year	Dec. 31, 2015 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividend yield	0.00%	0.00%
Expected volatility	138.00%	115.00%
Risk-free annual interest rate	2.00%	2.00%
Expected life (years) | year	3.26	4.92
Weighted average share price (in dollars per share)	$ 2.05	$ 3.47
Granted, Weighted average exercise price (in US and CAN dollars per share)	2.05	3.47	$ 5.17
Weighted average grant date fair value (in dollars per share)	$ 1.62	$ 2.80